Right of use assets: (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of right of use assets
	December 30,	December 31,
	2024	2023

Beginning Balance	$381	$343

Depreciation	(333)	(314)
New leases	353	352
Ending Balance	$401	$381